Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 – SUBSEQUENT EVENTS

On March 10, 2022, the Company entered into a securities purchase agreement with an accredited investor for the issuance of the Note in the aggregate principal amount of $3,105,000 with a maturity date of twelve months after the payment of the purchase price of the Note , which Note will be converted into Company’s common shares. The Note carries an original issue discount of $90,000. In addition, the Company paid $15,000 to the investor to cover legal fees, accounting fees, due diligence etc.

On April 8, 2022, the Company signed an agreement with the minority shareholder of Xinyi REIT. Pursuant to the agreement, the Company agreed to purchase the minority shareholder’s 30% equity interest in Xinyi REIT for an aggregated consideration of RMB18 million which is payable in four installments of RMB 4 million, RMB 4 million, RMB 5 million, and RMB 5 million by the end of April, 2022, June 2022, September 2022, and December 2022, respectively.

On April 22, 2022, the Company’s board of directors approved the issuance of an aggregate of 1,025,000 Common Shares to its employees for their services under the 2018 Share Incentive Plan; and also approved the issuance of an aggregate of 3,000,000 Common Shares to its employees, officers and directors for their services under the 2021 Share Incentive Plan, both of which were registered under the registration statement on Form S-8 which was filed with the SEC on April 26, 2022.